INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 5,256	$ 5,229